Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
NOTE 7 – GOODWILL AND OTHER INTANGIBLE ASSETS
The Company’s goodwill balance consists of the following:

(in ‘000)	Amount

December 31, 2019	$382,247
Measurement period adjustment — Integron	(366)
Currency translation	868

December 31, 2020	$382,749

Currency translation	(787)

December 31, 2021	$381,962

The Company’s other intangible assets consist of the following:

(in ‘000)	Carrying Gross Amount	Accumulated Amortization	Net Carrying Value

Customer relationships	$306,732	$(168,679)	$138,053
Technology	45,983	(37,529)	8,454
Carrier contracts	65,700	(40,488)	25,212
Trademarks	15,733	(9,221)	6,512
Internally developed computer software	59,906	(34,663)	25,243

Total as of December 31, 2021	$494,054	$(290,580)	$203,474

(in ‘000)	Carrying Gross Amount	Accumulated Amortization	Net Carrying Value

Customer relationships	$307,356	$(143,230)	$164,126
Technology	46,229	(33,394)	12,835
Carrier contracts	65,700	(33,918)	31,782
Trademarks	15,828	(7,608)	8,220
Internally developed computer software	45,148	(21,908)	23,240

Total as of December 31, 2020	$480,261	$(240,058)	$240,203

Amortization

expense for the years ended December 31
, 2021
, 2020
and 2019
was $46.7
 million, $48.0
 million and $43.4
 million, respectively.
The following table shows the weighted average remaining useful lives per intangible asset category as of December 31, 2021.

Years
Customer relationships	5.8
Technology	3.1
Carrier contracts	4.0
Trademarks	5.1
Internally developed computer software	4.0
The following table shows the estimated amortization expense for the next five years and thereafter as of December 31, 2021.

Amount
2022	$46,788
2023	43,223
2024	39,132
2025	36,359
2026	22,350
Thereafter	15,622

Total	$203,474

Impairment of Internally Developed Computer Software
During the year ended December 31, 2019, the Company recorded a
$3.9
million impairment charge for internally developed and acquired computer software associated with the RACO Wireless, LLC acquisition in December 2014. The impairment was a direct result of technological advancements resulting in 2G and 3G networks being sunset and is recorded under intangible asset impairment loss in the consolidated statement of operations.